Long-term royalty payable - Minimum Repayments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Minimum repayments including interest for royalties payable
2020	$ 13,567
2021	28,994
2022	3,904
2023	2,342
Long-term debt	48,879
Royalty agreement
Minimum repayments including interest for royalties payable
2020	5,936
2021	7,268
2022	5,103
2023	1,162
2024	1,637
2025 and thereafter	5,122
Long-term debt	$ 26,228